INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	APPAREL & TEXTILE PRODUCTS - 0.7%
2,812	Deckers Outdoor Corporation(a)	$ 336,399
110	Hermes International SCA	269,049
47,939	PRADA SpA	281,775
		887,223
	ASSET MANAGEMENT - 1.1%
5,106	3i Group plc	277,341
4,755	Brookfield Corporation	312,545
12,261	Grupo de Inversiones Suramericana S.A.	141,896
4,322	Julius Baer Group Ltd.	311,662
226	Partners Group Holding A.G.	309,982
		1,353,426
	AUTOMOTIVE - 2.1%
8,750	BorgWarner, Inc.	374,151
3,364	Continental A.G.	295,122
21,500	Denso Corporation	312,405
594	Ferrari N.V.	283,463
142,912	Geely Automobile Holdings Ltd.	358,588
13,325	Gentex Corporation	373,233
7,805	Mahindra & Mahindra Ltd. - GDR	279,419
2,571	Toyota Industries Corporation	285,847
		2,562,228
	BANKING - 5.6%
941,505	Bank Mandiri Persero Tbk P.T.	270,538
5,789	Bank Polska Kasa Opieki S.A.	291,126
1,235,023	Bank Rakyat Indonesia Persero Tbk P.T.	303,860
63,303	BOC Hong Kong Holdings Ltd.	286,004
2,407	Commonwealth Bank of Australia	268,250
15,519	Credit Agricole S.A.	283,731
7,148	Danske Bank A/S	293,830
150	First Citizens BancShares, Inc., Class A	297,587
290,482	First Financial Holding Company Ltd.	269,317
31,364	Grupo Financiero Banorte SAB de CV	285,676
19,356	Hang Seng Bank Ltd.	276,604
50,953	Intesa Sanpaolo SpA	320,356

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	BANKING - 5.6% (Continued)
12,183	KakaoBank Corporation	$ 216,381
2,845	KBC Group N.V.	335,283
11,365	National Australia Bank Ltd.	318,244
3,658	OTP Bank Nyrt	318,815
14,288	Powszechna Kasa Oszczednosci Bank Polski S.A.	278,396
12,496	Regions Financial Corporation	342,264
80,740	SCB X PCL	321,354
3,187	SouthState Corporation	325,265
22,763	Standard Bank Group Ltd.	321,125
10,317	United Overseas Bank Ltd.	282,945
3,779	Western Alliance Bancorp	338,409
		6,845,360
	BEVERAGES - 0.5%
2,602	Coca-Cola Consolidated, Inc.	305,058
4,717	Monster Beverage Corporation(a)	294,388
		599,446
	BIOTECH & PHARMA - 2.8%
2,395	Celltrion, Inc.	289,220
5,600	Chugai Pharmaceutical Company Ltd.	248,018
1,903	CSL Ltd.	265,120
1,415	Genmab A/S(a)	352,143
62,997	H Lundbeck A/S	329,252
4,272	Incyte Corporation(a)	361,453
2,318	Neurocrine Biosciences, Inc.(a)	323,593
25,790	Roivant Sciences Ltd.(a)	307,675
8,217	Royalty Pharma plc, Class A	295,648
17,061	Sarepta Therapeutics, Inc.(a)	310,510
1,462	UCB S.A.	341,772
		3,424,404
	CHEMICALS - 4.0%
4,144	Akzo Nobel N.V.	285,994
4,536	Albemarle Corporation	385,197
3,210	CF Industries Holdings, Inc.	278,082
488,157	Chandra Asri Pacific Tbk P.T.	244,657

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	CHEMICALS - 4.0% (Continued)
27,030	Clariant A.G.	$ 277,509
4,122	Covestro A.G. 144A(a),(b)	286,404
7,046	Croda International plc	238,828
387	EMS-Chemie Holding A.G.	296,721
13,584	Evonik Industries A.G.	262,019
59	Givaudan S.A.	248,488
5,000	LyondellBasell Industries N.V., Class A	281,750
5,032	Nutrien Ltd.	290,008
2,643	RPM International, Inc.	331,194
8,303	Solvay S.A.	272,914
2,609	Symrise A.G.	252,630
3,829	Westlake Corporation	336,263
7,984	Yara International ASA	290,447
		4,859,105
	COMMERCIAL SUPPORT SERVICES - 2.4%
26,317	ALS Ltd.	320,158
8,449	Bureau Veritas S.A.	254,587
1,318	Cintas Corporation	276,820
9,411	Edenred S.E.	271,905
4,433	Intertek Group plc	280,987
1,191	Republic Services, Inc.	278,658
5,198	Rollins, Inc.	293,895
2,863	SGS S.A.	291,824
1,276	Waste Management, Inc.	288,874
34,114	Worley Ltd.	327,945
		2,885,653
	CONSTRUCTION MATERIALS - 1.7%
2,346	Amrize Ltd.(a)	122,378
781	Carlisle Companies, Inc.	301,380
51,983	Grupo Argos S.A./Colombia	221,518
2,193	Holcim A.G.	183,627
532	Martin Marietta Materials, Inc.	327,925
56,961	Siam Cement PCL (The) - GDR	379,322
1,059	Sika A.G.	245,507

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	CONSTRUCTION MATERIALS - 1.7% (Continued)
1,113	Vulcan Materials Company	$ 324,061
		2,105,718
	CONTAINERS & PACKAGING - 1.0%
1,882	AptarGroup, Inc.	262,106
7,945	Huhtamaki OYJ	282,150
6,178	International Paper Company	306,923
1,541	Packaging Corp of America	335,877
		1,187,056
	DATA CENTER REIT - 0.2%
1,703	Digital Realty Trust, Inc.	285,491

	DIVERSIFIED INDUSTRIALS - 0.5%
6,898	Alfa Laval A.B.	313,763
1,597	Dover Corporation	285,639
		599,402
	ELECTRIC UTILITIES - 5.3%
7,970	CenterPoint Energy, Inc.	300,549
34,423	CLP Holdings Ltd.	290,779
4,207	CMS Energy Corporation	301,095
15,874	E.ON S.E.	283,073
66,828	EDP - Energias de Portugal S.A.	296,032
25,148	EDP Renovaveis S.A.	295,340
9,375	Endesa S.A.	285,560
2,950,865	Enel Americas S.A.	306,841
30,822	Enel SpA	284,245
3,523	Entergy Corporation	310,340
4,242	Evergy, Inc.	302,285
889,366	First Gen Corporation	255,216
6,172	Fortis, Inc.	307,173
15,676	Fortum OYJ	271,199
15,228	Iberdrola S.A.	286,338
6,595	OGE Energy Corporation	294,533
6,954	RWE A.G.	278,518
11,606	SSE plc	271,359

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ELECTRIC UTILITIES - 5.3% (Continued)
28,877	Terna - Rete Elettrica Nazionale	$ 290,358
114,668	Vector Ltd.	315,214
3,805	Verbund A.G.	271,277
2,817	WEC Energy Group, Inc.	300,039
		6,397,363
	ELECTRICAL EQUIPMENT - 2.8%
4,468	A O Smith Corporation	318,524
3,966	AAON, Inc.	328,979
1,617	AMETEK, Inc.	298,822
2,983	Amphenol Corporation, Class A	324,729
1,187	Badger Meter, Inc.	217,126
98,822	Delta Electronics Thailand PCL - GDR	459,132
4,434	Kone OYJ, Class B	278,623
1,082	Schneider Electric S.E.	265,849
676	Trane Technologies PLC	280,946
3,883	Trimble, Inc.(a)	313,824
2,313	Vertiv Holdings Company	295,023
		3,381,577
	ENGINEERING & CONSTRUCTION - 1.0%
17,310	AFRY A.B.	273,245
550	EMCOR Group, Inc.	341,001
5,485	Ferrovial S.E.	299,561
1,451	WSP Global, Inc.	295,493
		1,209,300
	ENTERTAINMENT CONTENT - 0.2%
46,468	Bollore S.E.	271,122

	FOOD - 2.4%
10,878	Ajinomoto Company, Inc.	296,733
14,305	Conagra Brands, Inc.	273,655
103,302	Grupo Bimbo S.A.B. de C.V.	321,442
5,512	Lamb Weston Holdings, Inc.	317,105
3,820	McCormick & Company, Inc.	268,813
4,306	Mondelez International, Inc., Class A	264,561

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	FOOD - 2.4% (Continued)
106,409	Premier Foods PLC	$ 271,228
40,291	Tate & Lyle plc	289,419
9,480	The Campbell's Company	302,696
127,694	Wilmar International Ltd.	293,577
		2,899,229
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
30,285	Suzano S.A.	293,455
10,553	UPM-Kymmene OYJ	300,333
		593,788
	GAS & WATER UTILITIES - 1.7%
2,101	American Water Works Company, Inc.	301,515
1,900	Atmos Energy Corporation	315,646
7,864	Essential Utilities, Inc.	310,707
61,117	Hera SpA	262,655
343,512	Hong Kong & China Gas Company Ltd.	308,900
9,267	Naturgy Energy Group S.A.	293,760
49,043	Snam SpA	298,538
		2,091,721
	HEALTH CARE FACILITIES & SERVICES - 1.2%
5,835	Fresenius S.E. & Company KGaA	316,765
2,767	HealthEquity, Inc.(a)	247,176
2,018	ICON plc(a)	359,083
1,859	IQVIA Holdings, Inc.(a)	354,716
982	Molina Healthcare, Inc.(a)	177,575
		1,455,315
	HEALTH CARE REIT - 0.8%
16,771	Healthpeak Properties, Inc.	300,872
4,627	Ventas, Inc.	315,006
1,911	Welltower, Inc.	321,583
		937,461
	HOME & OFFICE PRODUCTS - 0.2%
2,989	SEB S.A.	217,471

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HOME CONSTRUCTION - 2.0%
2,273	DR Horton, Inc.	$ 385,227
369	Geberit A.G.	270,331
2,654	Lennar Corporation, Class A	353,354
2,794	Mohawk Industries, Inc.(a)	370,736
40	NVR, Inc.(a)	324,706
2,773	PulteGroup, Inc.	366,091
4,780	Taylor Morrison Home Corporation(a)	322,029
		2,392,474
	HOTEL REIT - 0.3%
18,663	Host Hotels & Resorts, Inc.	321,190

	HOUSEHOLD PRODUCTS - 0.4%
2,325	Beiersdorf A.G.	267,176
1,179	LG H&H Company Ltd.	251,026
		518,202
	INDUSTRIAL REIT - 0.5%
13,084	Goodman Group	294,114
2,757	Prologis, Inc.	313,691
		607,805
	INDUSTRIAL SUPPORT SERVICES - 1.6%
1,249	Applied Industrial Technologies, Inc.	329,211
4,491	Ashtead Group PLC	330,549
6,971	Fastenal Company	346,180
390	United Rentals, Inc.	372,973
223,866	United Tractors Tbk P.T.	331,835
663	Watsco, Inc.	266,778
		1,977,526
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
109,109	B3 S.A. - Brasil Bolsa Balcao	261,997
1,271	Cboe Global Markets, Inc.	299,892
895	Deutsche Boerse A.G.	263,402
1,078	Evercore, Inc., Class A	346,631
5,424	Hong Kong Exchanges & Clearing Ltd.	313,801
5,425	Interactive Brokers Group, Inc., Class A	337,652

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.9% (Continued)
1,603	Intercontinental Exchange, Inc.	$ 283,090
1,986	London Stock Exchange Group plc	246,076
		2,352,541
	INSURANCE - 4.3%
31,913	AIA Group Ltd.	300,484
43,631	BB Seguridade Participacoes S.A.	262,806
2,651	Brown & Brown, Inc.	257,014
2,001	Cincinnati Financial Corporation	307,354
38,804	Dai-ichi Life Holdings, Inc.	323,836
862	Erie Indemnity Company, Class A	305,476
165	Fairfax Financial Holdings Ltd.	284,059
1,285	Intact Financial Corporation	257,337
83,450	Legal & General Group plc	279,137
3,231	Loews Corporation	312,761
148	Markel Group, Inc.(a)	289,941
7,425	Power Corp of Canada	314,280
1,107	Progressive Corporation (The)	273,495
23,073	Prudential PLC	308,276
27,325	Sampo OYJ, A Shares	313,427
290	Swiss Life Holding A.G.	313,137
11,322	Tryg A/S	297,734
4,028	W R Berkley Corporation	288,767
		5,289,321
	INTERNET MEDIA & SERVICES - 0.8%
943	Naspers Ltd.	310,511
5,224	Prosus N.V.	322,704
1,900	REA Group Ltd.	312,125
		945,340
	MACHINERY - 4.9%
2,854	AGCO Corporation	308,774
3,952	ANDRITZ A.G.	278,059
758	Caterpillar, Inc.	317,632
600	Curtiss-Wright Corporation	286,890
1,001	Disco Corporation	281,637

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MACHINERY - 4.9% (Continued)
10,750	FANUC Corporation	$ 305,603
4,171	GEA Group AG	303,470
3,377	Graco, Inc.	288,362
5,330	KION Group A.G.	346,645
1,776	Krones A.G.	272,975
2,019	Middleby Corporation (The)(a)	276,300
1,361	Nordson Corporation	306,347
418	Parker-Hannifin Corporation	317,408
1,997	Regal Rexnord Corporation	298,212
12,600	Sandvik A.B.	318,314
822	SMC Corporation	255,045
940	Snap-on, Inc.	305,726
19,151	TOMRA Systems ASA	291,096
4,145	Toro Company (The)	335,994
36,284	WEG S.A.	252,614
		5,947,103
	MEDICAL EQUIPMENT & DEVICES - 3.5%
1,555	Align Technology, Inc.(a)	220,748
9,611	Baxter International, Inc.	237,296
1,202	Bio-Rad Laboratories, Inc., Class A(a)	358,053
3,076	Coloplast A/S - Series B	295,405
1,060	EssilorLuxottica S.A.	322,625
4,478	Hologic, Inc.(a)	300,563
547	IDEXX Laboratories, Inc.(a)	353,958
936	Insulet Corporation(a)	318,128
245	Mettler-Toledo International, Inc.(a)	318,755
1,149	ResMed, Inc.	315,412
975	Sonova Holding A.G.	283,790
1,224	STERIS PLC	299,953
2,227	Straumann Holding A.G.	261,119
1,335	West Pharmaceutical Services, Inc.	329,678
		4,215,483
	METALS & MINING - 3.0%
2,520	Agnico Eagle Mines Ltd.	363,334

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	METALS & MINING - 3.0% (Continued)
11,625	Antofagasta plc	$ 337,004
11,897	BHP Group Ltd.	336,255
28,873	Fortescue Ltd.	364,668
1,820	Franco-Nevada Corporation	343,008
6,664	Freeport-McMoRan, Inc.	295,882
5,129	Newmont Corporation	381,597
4,098	Rio Tinto Ltd.	309,663
2,882	Southern Copper Corporation	276,914
6,620	Valterra Platinum Limited	303,202
3,342	Wheaton Precious Metals Corporation	335,624
		3,647,151
	MULTI ASSET CLASS REIT - 0.3%
4,634	WP Carey, Inc.	310,941

	OFFICE REIT - 0.5%
3,971	Alexandria Real Estate Equities, Inc.	327,369
4,275	BXP, Inc.	309,980
		637,349
	OIL & GAS PRODUCERS - 6.8%
11,487	Aker BP ASA	290,129
15,889	APA Corporation	368,942
9,289	Canadian Natural Resources Ltd.	294,156
21,432	Cenovus Energy, Inc.	356,433
11,400	Coterra Energy, Inc.	278,616
1,449	Delek Group Ltd.	319,048
9,077	Devon Energy Corporation	327,680
2,090	Diamondback Energy, Inc.	310,908
59,284	ENEOS Holdings, Inc.	354,896
17,976	Eni SpA	320,494
2,421	EOG Resources, Inc.	302,189
11,534	Equinor ASA	284,317
2,445	Expand Energy Corporation	236,627
21,133	Inpex Corporation	362,074
10,092	Kinder Morgan, Inc.	272,282

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	OIL & GAS PRODUCERS - 6.8% (Continued)
33,540	MOL Hungarian Oil & Gas plc	$ 288,459
6,860	Occidental Petroleum Corporation	326,605
5,445	OMV A.G.	299,733
3,593	ONEOK, Inc.	274,433
12,915	ORLEN S.A.	275,674
7,628	Ovintiv, Inc.	321,291
58,251	Santos Ltd.	305,722
1,678	Targa Resources Corporation	281,501
4,734	TotalEnergies S.E.	296,256
6,101	Tourmaline Oil Corporation	259,082
2,176	Valero Energy Corporation	330,774
18,813	Woodside Energy Group Ltd.	325,143
		8,263,464
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
14,247	Halliburton Company	323,835
8,611	Schlumberger N.V.	317,229
		641,064
	REAL ESTATE OWNERS & DEVELOPERS - 1.5%
65,363	CK Asset Holdings Ltd.	307,888
399,961	New World Development Company Ltd.(a)	339,651
689,360	SM Prime Holdings, Inc.	278,639
7,557	Sumitomo Realty & Development Company Ltd.	313,455
115,940	Swire Properties Ltd.	314,113
8,286	Vonovia S.E.	267,800
		1,821,546
	RENEWABLE ENERGY - 0.5%
7,248	Enphase Energy, Inc.(a)	273,250
1,929	First Solar, Inc.(a)	376,521
		649,771
	RESIDENTIAL REIT - 1.9%
2,557	Camden Property Trust	286,333
4,733	Equity LifeStyle Properties, Inc.	285,353
4,323	Equity Residential	285,837
1,022	Essex Property Trust, Inc.	276,155

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RESIDENTIAL REIT - 1.9% (Continued)
8,892	Invitation Homes, Inc.	$ 278,231
1,971	Mid-America Apartment Communities, Inc.	287,411
2,292	Sun Communities, Inc.	290,786
7,151	UDR, Inc.	282,965
		2,273,071
	RETAIL - CONSUMER STAPLES - 1.9%
29,400	Aeon Company Ltd.	357,480
5,892	Alimentation Couche-Tard, Inc.	298,644
24,731	BIM Birlesik Magazalar A/S	318,547
82,707	Cencosud S.A.	262,189
2,543	Dollar General Corporation	276,577
11,530	Jeronimo Martins SGPS S.A.	285,114
31,501	President Chain Store Corporation	262,182
1,782	Sprouts Farmers Market, Inc.(a)	250,442
		2,311,175
	RETAIL - DISCRETIONARY - 1.3%
80	AutoZone, Inc.(a)	335,882
2,486	Builders FirstSource, Inc.(a)	344,759
2,429	Genuine Parts Company	338,433
3,260	O'Reilly Automotive, Inc.(a)	337,997
18,057	SM Investments Corporation	238,548
		1,595,619
	RETAIL REIT - 0.5%
4,130	Regency Centers Corporation	299,425
1,820	Simon Property Group, Inc.	328,802
		628,227
	SELF-STORAGE REIT - 0.5%
1,992	Extra Space Storage, Inc.	286,011
1,003	Public Storage	295,474
		581,485
	SEMICONDUCTORS - 4.0%
3,974	Advantest Corporation	315,693
1,088	Broadcom, Inc.	323,560
3,579	Entegris, Inc.	299,705

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
6,969	Infineon Technologies A.G.	$ 284,988
329	KLA Corporation	286,888
5,890	Lattice Semiconductor Corporation(a)	390,978
3,795	Marvell Technology, Inc.	238,573
4,163	Microchip Technology, Inc.	270,595
401	Monolithic Power Systems, Inc.	335,140
1,351	NXP Semiconductors N.V.	317,282
5,567	ON Semiconductor Corporation(a)	276,068
1,844	QUALCOMM, Inc.	296,386
23,829	Renesas Electronics Corporation	286,499
3,930	Skyworks Solutions, Inc.	294,514
9,655	STMicroelectronics N.V.	262,579
3,254	Teradyne, Inc.	384,753
		4,864,201
	SOFTWARE - 3.9%
3,685	Akamai Technologies, Inc.(a)	291,594
1,280	Appfolio, Inc., Class A(a)	355,047
1,346	Check Point Software Technologies Ltd.(a)	259,966
1,664	CommVault Systems, Inc.(a)	310,577
12,013	Confluent, Inc., Class A(a)	238,578
80	Constellation Software, Inc.	265,065
8,008	Dassault Systemes S.E.	249,167
2,212	Datadog, Inc., Class A(a)	302,336
2,820	Fortinet, Inc.(a)	222,131
1,502	Manhattan Associates, Inc.(a)	323,592
3,895	Nutanix, Inc., Class A(a)	261,783
517	Roper Technologies, Inc.	272,102
1,323	Snowflake, Inc., Class A(a)	315,747
3,573	SS&C Technologies Holdings, Inc.	316,782
500	Tyler Technologies, Inc.(a)	281,440
1,034	Veeva Systems, Inc., Class A(a)	278,353
3,916	WiseTech Global Ltd.	260,853
		4,805,113

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SPECIALTY FINANCE - 0.3%
70,681	UWM Holdings Corporation	$ 402,882

	STEEL - 1.0%
2,230	Nucor Corporation	331,668
920	Reliance, Inc.	272,007
2,228	Steel Dynamics, Inc.	291,690
10,350	voestalpine A.G.	342,619
		1,237,984
	TECHNOLOGY HARDWARE - 2.4%
2,936	Arista Networks, Inc.(a)	400,911
3,589	Ciena Corporation(a)	337,258
1,403	Garmin Ltd.	339,273
1,346	Jabil, Inc.	275,701
5,257	Pure Storage, Inc., Class A(a)	407,997
2,258	Samsung SDI Company Ltd.	336,777
6,171	Super Micro Computer, Inc.(a)	256,343
4,629	Western Digital Corporation	371,894
67,687	Wistron Corporation	250,135
		2,976,289
	TECHNOLOGY SERVICES - 2.7%
3,209	Amdocs Ltd.	274,594
833	Coinbase Global, Inc., Class A(a)	253,682
3,612	CoStar Group, Inc.(a)	323,238
1,681	EPAM Systems, Inc.(a)	296,461
1,152	Equifax, Inc.	283,738
163	Fair Isaac Corporation(a)	248,027
6,653	Genpact Ltd.	301,647
1,639	Jack Henry & Associates, Inc.	267,583
509	MSCI, Inc.	288,969
2,029	Paychex, Inc.	282,954
947	Verisk Analytics, Inc.	253,910
1,714	Wolters Kluwer N.V.	215,729
		3,290,532

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TELECOMMUNICATIONS - 0.5%
37,093	MTN Group Ltd.	$ 314,987
96,740	Singapore Telecommunications Ltd.	324,947
		639,934
	TRANSPORTATION & LOGISTICS - 3.7%
11,045	Aena SME S.A. 144A,(b)	319,632
2,829	Canadian National Railway Company	273,867
8,915	CSX Corporation	289,827
1,212	DSV A/S	268,385
13,599	East Japan Railway Company	334,407
204,499	Eva Airways Corporation	259,820
2,538	Expeditors International of Washington, Inc.	305,931
2,015	JB Hunt Transport Services, Inc.	292,155
6,508	Knight-Swift Transportation Holdings, Inc.	285,701
1,332	Kuehne + Nagel International A.G.	271,008
1,790	Old Dominion Freight Line, Inc.	270,236
13,712	Poste Italiane SpA 144A,(b)	320,946
5,136	Ryanair Holdings plc - ADR	325,982
1,062	Saia, Inc.(a)	314,841
32,456	Transurban Group	310,096
		4,442,834
	TRANSPORTATION EQUIPMENT - 0.7%
3,094	Allison Transmission Holdings, Inc.	270,137
3,069	PACCAR, Inc.	306,838
1,409	Westinghouse Air Brake Technologies Corporation	272,642
		849,617
	WHOLESALE - CONSUMER STAPLES - 0.5%
3,628	Bunge Global S.A.	305,550
5,604	ITOCHU Corporation	320,186
		625,736

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5%
6,020	Copart, Inc.(a)	$ 293,836
994	Pool Corporation	308,846
		602,682

	TOTAL COMMON STOCKS (Cost $105,530,088)	119,714,511

	PREFERRED STOCK — 0.3%
	CHEMICALS — 0.3%
8,065	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $355,280)	367,953

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(c)
	MEDICAL EQUIPMENT & DEVICES — 0.0%(c)
1,226	ABIOMED, Inc. - CVR(a)(d)(e) (Cost $0)	12/31/2029	$35	$ –

	TOTAL INVESTMENTS - 98.6% (Cost $105,885,368)			$ 120,082,464
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%			1,722,435
	NET ASSETS - 100.0%			$ 121,804,899

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
A/S	- Anonim Sirketi
CVR	- Contingent Value Right
GDR	- Global Depositary Receipt
KGaA	- Kommanditgesellschaft auf Aktien
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is $926,982 or 0.8% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	The fair value of this investment is determined using significant unobservable inputs.
(e)	Illiquid security. The total fair value of these securities as of August 31, 2025 was $0, representing 0% of net assets.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
AUGUST 31, 2025

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
United States	48.5%
Japan	4.1%
Canada	4.0%
Switzerland	3.5%
Australia	3.3%
Germany	3.3%
United Kingdom	3.1%
France	2.0%
Hong Kong	2.0%
Italy	2.0%
Netherlands	1.9%
Denmark	1.5%
Spain	1.2%
Finland	1.2%
Ireland	1.0%
South Africa	1.0%
Austria	1.0%
Thailand	0.9%
Norway	0.9%
Indonesia	0.9%
Korea (Republic Of)	0.9%
Brazil	0.9%
Belgium	0.8%
Sweden	0.7%
Singapore	0.7%
Poland	0.7%
Taiwan Province Of China	0.7%
Philippines	0.6%
Cayman Islands	0.5%
Chile	0.5%
Bermuda	0.5%
Hungary	0.5%
Mexico	0.5%
Portugal	0.5%
Israel	0.5%
Colombia	0.3%
Turkey	0.3%
New Zealand	0.3%
India	0.2%
Guernsey	0.2%
Taiwan Province Of China	0.2%
Total Common Stocks	98.3%
Preferred Stock
Chile	0.3%
Total Preferred Stock	0.3%
Other Assets in Excess of Liabilities	1.4%
Total Net Assets	100.0%